SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Leases
12 months ended December 31, 2024	$ 456,321	$ 446,002
12 months ended December 31, 2025	187,707	185,540
12 months ending September 30, 2027	106,436
Total undiscounted lease payments	750,464	631,542
Less: Imputed interest	(25,694)	(19,475)
Present value of lease liabilities	724,770	612,067
Operating lease liabilities - Current	438,011	429,687
Operating lease liabilities - Non-current	$ 286,759	$ 182,380